Share Capital and Share Premium - Summary of Ordinary Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	394,830,548	380,781,318
Share capital	$ 15,793	$ 15,231
Share premium	1,685,809	1,641,674
Merger reserve	783,529	783,529
Total	$ 2,485,131	$ 2,440,434
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	351,972,468	337,923,238
Par value	$ 0.04	$ 0.04
Share capital	$ 14,079	$ 13,517
Share premium	1,640,300	1,596,165
Merger reserve	783,529	783,529
Total	$ 2,437,908	$ 2,393,211
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	42,858,080	42,858,080
Par value	$ 0.04	$ 0.04
Share capital	$ 1,714	$ 1,714
Share premium	45,509	45,509
Merger reserve	0	0
Total	$ 47,223	$ 47,223